SEGMENT INFORMATION - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Equity Method Investments	$ 363,578		$ 309,728	$ 649,250
Capital expenditures	18,583	$ 60,848	182,291	200,586	$ 124,215
Corporate
Segment Reporting Information [Line Items]
Capital expenditures		300	1,600	3,300
Corporate and Other
Segment Reporting Information [Line Items]
Capital expenditures	1,727	16,101	19,263	10,635	3,041
Corporate and Other | Double E
Segment Reporting Information [Line Items]
Equity Method Investments	92,300		34,700
Capital expenditures			34,700
Reportable Segments
Segment Reporting Information [Line Items]
Capital expenditures	16,856	44,747	163,028	189,951	121,174
Reportable Segments | Barnett Shale
Segment Reporting Information [Line Items]
Sales tax reimbursement		1,100	1,100
Capital expenditures	$ 657	$ (118)	$ 184	$ 1,370	$ 569